Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions	Jul. 24, 2022 USD ($) ft² $ / shares shares	Apr. 01, 2022 USD ($)	Mar. 11, 2022 USD ($)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Sep. 16, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Common stock per share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Business acquire consideration		$ 17.0
Common stock per share | $ / shares					$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquire consideration			$ 17.5
Contingent consideration			$ 25.0
Termination fess	$ 10.0
Subsequent Event [Member] | Bayer [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Contingent consideration	$ 83.0
Area aquired | ft²	175,000
Subsequent Event [Member] | Ginkgo Class A Share [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock converted | shares	0.9179
Subsequent Event [Member] | FGen AG [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired			100.00%
Subsequent Event [Member] | Zymergen [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired	5.25%
Common stock per share | $ / shares	$ 0.001
Maximum payable amount of litigation damages	$ 25.0